UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 10,145	$ 1,416	¥ 7,474
Restricted cash	370	52	50
Short-term investments, including marketable securities measured at fair value of RMB81 and RMB67 as of December 31, 2024 and June 30, 2025, respectively	2,305	322	3,603
Accounts receivable, net of allowance of RMB143 and RMB129 as of December 31, 2024 and June 30, 2025, respectively	846	118	817
Loan receivables - current, net of allowance of RMB46 and RMB46 as of December 31, 2024 and June 30, 2025, respectively	103	14	114
Amounts due from related parties, net of allowance of RMB64 and RMB65 as of December 31, 2024 and June 30, 2025, respectively	¥ 255	$ 36	¥ 297
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Inventories	¥ 62	$ 9	¥ 60
Other current assets, net of allowance of RMB 8 and RMB 8 as of December 31, 2024 and June 30, 2025, respectively	1,582	220	800
Total current assets	15,668	2,187	13,215
Property and equipment, net	5,524	771	5,682
Intangible assets, net	5,113	714	4,776
Operating lease right-of-use assets	25,073	3,500	24,992
Finance lease right-of-use assets	2,490	348	2,272
Land use rights, net	171	24	174
Long-term investments, including available-for-sale debt securities measured at fair value of RMB 230 and RMB 235 as of December 31, 2024 and June 30, 2025, respectively	2,301	321	2,316
Goodwill	5,476	764	5,221
Amounts due from related parties, net of allowance of RMB1 and RMB1 as of December 31, 2024 and June 30, 2025, respectively	¥ 51	$ 7	¥ 51
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Loan receivables, net of allowance of RMB5 and RMB3 as of December 31, 2024 and June 30, 2025, respectively	¥ 145	$ 20	¥ 190
Other assets, net of allowance of RMB6 and RMB6 as of December 31, 2024 and June 30, 2025, respectively	716	100	668
Deferred income tax assets	1,068	149	1,054
Assets held for sale	983	137	1,941
Total assets	64,779	9,042	62,552
Current liabilities:
Short-term debt and current portion of long-term debt	6,633	926	880
Accounts payable	841	117	983
Amounts due to related parties	¥ 86	$ 12	¥ 74
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Salary and welfare payables	¥ 1,002	$ 140	¥ 1,201
Deferred revenue	1,885	263	1,822
Operating lease liabilities, current	3,375	471	3,492
Finance lease liabilities, current	58	8	50
Accrued expenses and other current liabilities	4,627	646	4,006
Dividends payable	0	0	0
Income tax payable	874	122	813
Total current liabilities	19,381	2,705	13,321
Long-term debt	777	108	4,546
Operating lease liabilities, non-current	23,775	3,319	23,634
Finance lease liabilities, non-current	3,151	440	2,843
Deferred revenue	1,485	207	1,351
Other long-term liabilities	1,750	245	1,472
Retirement benefit obligations	122	17	111
Deferred income tax liabilities	961	134	919
Liabilities held for sale	1,084	151	2,084
Total liabilities	52,486	7,326	50,281
Commitments and contingencies (Note 18)
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,105,094,690 and 3,106,921,530 shares issued as of December 31, 2024 and June 30, 2025, 3,083,916,600 and 3,076,681,170 shares outstanding as of December 31, 2024 and June 30, 2025, respectively)	0	0	0
Treasury shares (21,178,090 and 30,240,360 shares as of December 31, 2024 and June 30, 2025, respectively)	(630)	(88)	(274)
Additional paid-in capital	9,770	1,364	9,620
Retained earnings	2,751	384	2,449
Accumulated other comprehensive income	262	36	382
Total H World Group Limited shareholders' equity	12,153	1,696	12,177
Noncontrolling interest	140	20	94
Total equity	12,293	1,716	12,271
Total liabilities and equity	¥ 64,779	$ 9,042	¥ 62,552